Note 5 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Operating Lease, Right-of-Use Asset	$ 4,702	$ 2,841
Finance lease right-of-use asset	0	378
Total right-of-use assets	4,702	3,219
Operating lease liability, current	756	160
Operating lease liability, non-current	4,097	2,752
Total lease liabilities	$ 4,853	$ 2,912